Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Line Items]
Operating lease liabilities	$ 5,742	$ 6,282	$ 5,490
Leases, description	Some of these agreements include allowances, such as the Company’s option to extend the leases for additional terms of up to five years.
Weighted average remaining lease term	7 years 9 months 18 days	6 years 10 months 24 days
Weighted average discount rate	3.40%	2.60%
Impairment loss	$ 1,118
Minimum [Member]
Leases [Line Items]
Remaining lease terms	1 year
Maximum [Member]
Leases [Line Items]
Remaining lease terms	5 years